Note 7 - Property and Equipment (Tables)	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
(thousands of Canadian dollars)
	2023	2022

Cost	$17,827	$17,465
Accumulated amortization	(11,291)	(10,597)

	$6,536	$6,868